Transactions with Related Parties, Thalassa (Details) - USD ($)			6 Months Ended
	Sep. 03, 2021	Sep. 03, 2019	Jun. 30, 2022	Jun. 30, 2021	Aug. 30, 2019
Transactions with Related Parties [Abstract]
Interest expenses			$ 0	$ 150,833
Thalassa [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expenses			$ 0	150,833
Thalassa [Member] | $5.0 Million Term Loan Facility [Member]
Transactions with Related Parties [Abstract]
Face amount					$ 5,000,000.0
Proceeds from related party debt		$ 5,000,000.0
Interest rate			6.00%
Term of extension			6 months
Maturity date			Sep. 03, 2021
Repayment of loan	$ 5.0
Accrued loan interest	$ 609,167
Thalassa [Member] | $5.0 Million Term Loan Facility [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expenses				$ 150,833